RELATED PARTIES - Accounts receivable from and accounts payable to related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Impairment recognized for bad or doubtful debts from related parties	₽ 0	₽ 0
Expenses recognized for bad or doubtful debts from related parties	0	0
Total accounts receivable, related parties	8,930	11,360
Less non-current portion	(2,545)	(2)
Accounts receivable, current	6,385	11,358
Total accounts payable, related parties	1,301	1,102
MTS Belarus
RELATED PARTIES
Total accounts receivable, related parties	4,095	4,835
Total accounts payable, related parties	678	828
TelecomCapStroi
RELATED PARTIES
Total accounts payable, related parties	237
Moscow Business Incubator
RELATED PARTIES
Total accounts payable, related parties	152
Business Nedvizhimost
RELATED PARTIES
Total accounts receivable, related parties	2,561	4,052
Sitronics
RELATED PARTIES
Total accounts receivable, related parties	1,107	317
Zifrovoe TV
RELATED PARTIES
Total accounts receivable, related parties	764	702
MTS Bank
RELATED PARTIES
Total accounts receivable, related parties		1,232
Other related parties
RELATED PARTIES
Total accounts receivable, related parties	403	222
Total accounts payable, related parties	₽ 234	₽ 274